Other non-current assets	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Other non-current assets
Note 9: - Other non-current assets

Other non-current assets consisted of the following as of:

	December 31,
	2025	2024
Hold-back payments related to acquisitions	$6,337	$6,401
Other	1,458	1,470
Total	$7,795	$7,871